RECLAMATION AND REMEDIATION PROVISION (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Reclamation and remediation provision	$ 27,420	$ 27,411	$ 3,466
Current Reclamation and remediation provision	4,473	4,446
Non-current Reclamation and remediation provision	22,947	22,965
Guanajuato Mine Complex [Member]
Total Reclamation and remediation provision	1,986	2,258
Current Reclamation and remediation provision	0	0
Non-current Reclamation and remediation provision	1,986	2,258
Topia Mine [Member]
Total Reclamation and remediation provision	1,514	1,486
Current Reclamation and remediation provision	0	0
Non-current Reclamation and remediation provision	1,514	1,486
Coricancha Mining Complex [Member]
Total Reclamation and remediation provision	23,920	23,667
Current Reclamation and remediation provision	4,473	4,446
Non-current Reclamation and remediation provision	$ 19,447	$ 19,221